Trade and other payables (Tables)	12 Months Ended
Dec. 31, 2022
Trade and other current payables [abstract]
Summary of Trade and Other Payables

	2022 £m	2021 £m
Trade payables	4,055	3,923
Duty, excise and other taxes	3,104	3,148
Accrued charges and deferred income	2,713	2,095
FII GLO (note 10(b))	913	963
Social security and other taxation	61	55
Sundry payables	547	375
	11,393	10,559
Current	10,449	9,577
Non-current	944	982
	11,393	10,559